Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000072944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.30%	[1]
C000072944 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%	[1]
C000072944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.80%)	[1]
C000072944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.00%	[1]
C000072944 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.20%	[1]
C000072944 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%	[1]
C000072944 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.60%	[1]
C000072944 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[1]
C000072944 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%	[1]
C000072944 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%	[1]
C000072944 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%	[1]
C000072944 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.50%	[1]
C000072944 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%	[1]
C000072944 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.90%	[1]
C000072944 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%	[1]
C000072944 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.80%	[1]
C000072944 [Member] | Capital Goods Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.80%)	[1]
C000072944 [Member] | Health Care Equipment And Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.10%)	[1]
C000072944 [Member] | Software And Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.00%)	[1]
C000072944 [Member] | Pharmaceuticals Biotechnology And Life Sciences Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[1]
C000072944 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[1]
C000072944 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.80%)	[1]
C000072944 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.90%)	[1]
C000072944 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[1]
C000072944 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.90%)	[1]
C000072944 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(13.50%)	[1]
C000072944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	140.20%	[1]
C000072944 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000072944 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(41.10%)	[1]
C000072945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.30%	[2]
C000072945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%	[2]
C000072945 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.80%)	[2]
C000072945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.00%	[2]
C000072945 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.20%	[2]
C000072945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%	[2]
C000072945 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.60%	[2]
C000072945 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[2]
C000072945 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%	[2]
C000072945 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%	[2]
C000072945 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%	[2]
C000072945 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.50%	[2]
C000072945 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%	[2]
C000072945 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.90%	[2]
C000072945 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%	[2]
C000072945 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.80%	[2]
C000072945 [Member] | Capital Goods Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.80%)	[2]
C000072945 [Member] | Health Care Equipment And Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.10%)	[2]
C000072945 [Member] | Software And Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.00%)	[2]
C000072945 [Member] | Pharmaceuticals Biotechnology And Life Sciences Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[2]
C000072945 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[2]
C000072945 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.80%)	[2]
C000072945 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.90%)	[2]
C000072945 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[2]
C000072945 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.90%)	[2]
C000072945 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(13.50%)	[2]
C000072945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	140.20%	[2]
C000072945 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000072945 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(41.10%)	[2]
C000072947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.30%	[3]
C000072947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%	[3]
C000072947 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.80%)	[3]
C000072947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.00%	[3]
C000072947 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.20%	[3]
C000072947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%	[3]
C000072947 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.60%	[3]
C000072947 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[3]
C000072947 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%	[3]
C000072947 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%	[3]
C000072947 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%	[3]
C000072947 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.50%	[3]
C000072947 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%	[3]
C000072947 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.90%	[3]
C000072947 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%	[3]
C000072947 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.80%	[3]
C000072947 [Member] | Capital Goods Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.80%)	[3]
C000072947 [Member] | Health Care Equipment And Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.10%)	[3]
C000072947 [Member] | Software And Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.00%)	[3]
C000072947 [Member] | Pharmaceuticals Biotechnology And Life Sciences Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[3]
C000072947 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[3]
C000072947 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.80%)	[3]
C000072947 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.90%)	[3]
C000072947 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[3]
C000072947 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.90%)	[3]
C000072947 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(13.50%)	[3]
C000072947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	140.20%	[3]
C000072947 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000072947 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(41.10%)	[3]

[1]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
[2]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
[3]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.